Offerings	Apr. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	36,999,134
Proposed Maximum Offering Price per Unit	3.12
Maximum Aggregate Offering Price	$ 115,437,298.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,941.89
Offering Note	The shares of Common Stock, par value $0.0001 per share ("Common Stock") will be offered for resale by the selling securityholders pursuant to the prospectus contained in this Registration Statement on Form S-3 (the "Registration Statement"). Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional number of shares of Common Stock issuable upon share splits, share dividends, or other distribution, recapitalization or similar events with respect to the shares of Common Stock being registered pursuant to this registration statement. This registration statement registers the resale of 38,999,134shares of Common Stock, which consists of up to (i) 5,935,377 shares of Common Stock for the account of the selling securityholders named in the Registration Statement and (ii) 31,063,757 shares of Common Stock issuable upon the conversion of preferred stock held by the selling securityholders, which includes an additional 4,625,909 shares of Common Stock that the Registrant has estimated in good faith as the maximum number of shares of Common Stock issuable upon conversion of the preferred stock held by the selling securityholders as of the date hereof. Estimated solely for the purpose of determining the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act on the basis of $3.12 per share, which is the average of the high and low prices of the common stock of Registrant reported on the NYSE American on April 17, 2026.
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 375,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 51,787.50
Offering Note	Pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3, this information is not required to be included. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement, as shall have an aggregate initial offering price up to $375,000,000. Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. In addition, the total amount to be registered and the proposed maximum offering price are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.